ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 08, 2023	Dec. 28, 2020	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Common stock outstanding			1,685,467		744,496
Common stock authorized	100,000,000		100,000,000		100,000,000
Net proceeds from issuance of ipo		$ 17,732,448				$ 21,600,013
Payment of offering costs			$ 464,727			$ 2,003,952
IPO [Member]
Number of shares sold		1,270,589
Payment of underwriters' discount and commissions		$ 1,714,001
Payment of offering costs		$ 2,153,564
IPO [Member] | Common Stock [Member]
Sale of stock, price per share		$ 17.00
Preferred stock converted		2,810,190
Convertible note converted		710,548
IPO [Member] | Common Stock [Member] | Year Two [Member]
Number of shares sold		2,736,675
IPO [Member] | Common Stock [Member] | Year Three [Member]
Number of shares sold		2,736,675
IPO [Member] | Common Stock [Member] | Underwriter Option [Member]
Number of shares called by warrants		63,529
Exercise price		$ 18.70
IPO [Member] | Common Stock [Member] | Underwriter Option [Member] | Series A Warrants [Member]
Number of shares called by warrants		190,588
IPO [Member] | Common Stock [Member] | Underwriter Option [Member] | Series B Warrants [Member]
Number of shares called by warrants		190,588
IPO [Member] | Additional Common Stock [Member] | Underwriter Option [Member]
Number of shares called by warrants		190,588
IPO [Member] | Series B Convertible Preferred Stock And Series A Warrant [Member] | Common Stock [Member]
Sale of stock, price per share		$ 8.50
IPO [Member] | Series B Warrant [Member] | Common Stock [Member]
Sale of stock, price per share		$ 17.00
Maximum [Member]
Common stock outstanding	18,325,289
Minimum [Member]
Common stock outstanding	916,265
Stockholders [Member]
Stockholders' equity, reverse stock split	1-for-2 and not more than 1-for-35
Board Of Directors [Member]
Stockholders' equity, reverse stock split	1-for-20 reverse stock split